Share-based Compensation - Schedule of Assumptions and Related Information to Determine Grant Date Fair Value of Performance Restricted Stock Units (Details) - Performance Restricted Share Units - $ / shares
	1 Months Ended
	Jul. 31, 2024	Feb. 29, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Performance period (in years)	3 years	3 years
Expected share volatility	25.10%	28.60%
Dividend yield	0.00%	0.00%
Daily distribution rate (in dollars per share)	$ 0	$ 0.00158
Risk-free interest rate	4.30%	4.70%
Class P-I
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant-date fair value per Class P-I share (in dollars per share)	$ 7.97	$ 8.27